Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Contract assets	$ 36,365	$ 26,227	$ 6,240
Unbilled revenue [member]
Disclosure of financial assets [line items]
Contract assets	$ 905	$ 1,457